Commitments and Contingencies Disclosure	6 Months Ended
Feb. 28, 2017
Notes
Commitments and Contingencies Disclosure

Note 8 – Commitments and Contingencies

Rental Agreement:

On August 7, 2015, the Company entered into a Commercial Single-Tenant Lease for a 26,550-square foot building in Oxnard, California, with monthly payments of $13,507 for sixty months, plus common area costs of $507.38 per month.  All company operations will be concentrated at the site.

Lease Commitments – following five fiscal years:

Fiscal year ended

August 31,

Year	Lease
2017	84,086
2018	168,173
2019	168,173
2020	168,173

For the six months ended February 28, 2017 our rent expense was $98,100 compared to $42,000 for the six months ended February 29,2016